Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CASH ACCOUNT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2014
Supplement [Text Block]	cat_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

  Cash Account Trust
Government & Agency Securities Portfolio
Deutsche Government & Agency Money Fund
Deutsche Government Cash Institutional Shares
Government Cash Managed Shares
Service Shares
Tax‐Exempt Portfolio
Deutsche Tax‐Exempt Cash Institutional Shares
Deutsche Tax‐Exempt Money Fund
Deutsche Tax‐Free Money Fund Class S
Service Shares
Investors Cash Trust Treasury Portfolio Deutsche U.S. Treasury Money Fund Class S Investment Class Shares

Until August 11, 2014, the “Deutsche Funds” known as the “DWS Funds” and the funds and share classes will continue to be named as follows:

Fund Name, Effective August 11, 2014 Class Name, Effective August 11, 2014	Fund Name, Until August 11, 2014 Class Name, Until August 11, 2014
Government & Agency Securities Portfolio: Deutsche Government & Agency Money Fund Deutsche Government Cash Institutional Shares	Government & Agency Securities Portfolio: DWS Government & Agency Money Fund DWS Government Cash Institutional Shares
Tax‐Exempt Portfolio: Deutsche Tax‐Exempt Cash Institutional Shares Deutsche Tax‐Exempt Money Fund Deutsche Tax‐Free Money Fund Class S	Tax‐Exempt Portfolio: DWS Tax‐Exempt Cash Institutional Shares DWS Tax‐Exempt Money Fund DWS Tax‐Free Money Fund Class S
Treasury Portfolio: Deutsche U.S. Treasury Money Fund Class S	Treasury Portfolio: DWS U.S. Treasury Money Fund Class S

Until August 11, 2014, the following service providers to the funds and retirement plans will continue to be known as follows:

Name, Effective August 11, 2014	Name, Until August 11, 2014
DeAWM Distributors, Inc. (“DDI”)	DWS Investments Distributors, Inc. (“DIDI”)
DeAWM Service Company (“DSC”)	DWS Investments Service Company (“DISC”)

The following is in effect until August 11, 2014:

All references to “Deutsche Asset & Wealth Management” are replaced by “DWS Investments”.

All Web site references that include “deutschefunds.com” are replaced by “dws‐investments.com”.

All Web site references that include “deutscheliquidity.com” are replaced by “dbadvisorsliquidity.com”.

CASH ACCOUNT TRUST | Government & Agency Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

Cash Account Trust Government & Agency Securities Portfolio Deutsche Government & Agency Money Fund Deutsche Government Cash Institutional Shares Government Cash Managed Shares Service Shares

Until August 11, 2014, the “Deutsche Funds” known as the “DWS Funds” and the funds and share classes will continue to be named as follows:

Fund Name, Effective August 11, 2014 Class Name, Effective August 11, 2014	Fund Name, Until August 11, 2014 Class Name, Until August 11, 2014
Government & Agency Securities Portfolio: Deutsche Government & Agency Money Fund Deutsche Government Cash Institutional Shares	Government & Agency Securities Portfolio: DWS Government & Agency Money Fund DWS Government Cash Institutional Shares

Until August 11, 2014, the following service providers to the funds and retirement plans will continue to be known as follows:

Name, Effective August 11, 2014	Name, Until August 11, 2014
DeAWM Distributors, Inc. (“DDI”)	DWS Investments Distributors, Inc. (“DIDI”)
DeAWM Service Company (“DSC”)	DWS Investments Service Company (“DISC”)

The following is in effect until August 11, 2014:

All references to “Deutsche Asset & Wealth Management” are replaced by “DWS Investments”.

All Web site references that include “deutschefunds.com” are replaced by “dws‐investments.com”.

All Web site references that include “deutscheliquidity.com” are replaced by “dbadvisorsliquidity.com”.

CASH ACCOUNT TRUST | Tax-Exempt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

Cash Account Trust Tax‐Exempt Portfolio Deutsche Tax‐Exempt Cash Institutional Shares Deutsche Tax‐Exempt Money Fund Deutsche Tax‐Free Money Fund Class S Service Shares

Until August 11, 2014, the “Deutsche Funds” known as the “DWS Funds” and the funds and share classes will continue to be named as follows:

Fund Name, Effective August 11, 2014 Class Name, Effective August 11, 2014	Fund Name, Until August 11, 2014 Class Name, Until August 11, 2014
Tax‐Exempt Portfolio: Deutsche Tax‐Exempt Cash Institutional Shares Deutsche Tax‐Exempt Money Fund Deutsche Tax‐Free Money Fund Class S	Tax‐Exempt Portfolio: DWS Tax‐Exempt Cash Institutional Shares DWS Tax‐Exempt Money Fund DWS Tax‐Free Money Fund Class S

Until August 11, 2014, the following service providers to the funds and retirement plans will continue to be known as follows:

Name, Effective August 11, 2014	Name, Until August 11, 2014
DeAWM Distributors, Inc. (“DDI”)	DWS Investments Distributors, Inc. (“DIDI”)
DeAWM Service Company (“DSC”)	DWS Investments Service Company (“DISC”)

The following is in effect until August 11, 2014:

All references to “Deutsche Asset & Wealth Management” are replaced by “DWS Investments”.

All Web site references that include “deutschefunds.com” are replaced by “dws‐investments.com”.

All Web site references that include “deutscheliquidity.com” are replaced by “dbadvisorsliquidity.com”.

INVESTORS CASH TRUST | Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED BELOW:

Investors Cash Trust Treasury Portfolio Deutsche U.S. Treasury Money Fund Class S Investment Class Shares

Until August 11, 2014, the “Deutsche Funds” known as the “DWS Funds” and the funds and share classes will continue to be named as follows:

Fund Name, Effective August 11, 2014 Class Name, Effective August 11, 2014	Fund Name, Until August 11, 2014 Class Name, Until August 11, 2014
Treasury Portfolio: Deutsche U.S. Treasury Money Fund Class S	Treasury Portfolio: DWS U.S. Treasury Money Fund Class S

Until August 11, 2014, the following service providers to the funds and retirement plans will continue to be known as follows:

Name, Effective August 11, 2014	Name, Until August 11, 2014
DeAWM Distributors, Inc. (“DDI”)	DWS Investments Distributors, Inc. (“DIDI”)
DeAWM Service Company (“DSC”)	DWS Investments Service Company (“DISC”)

The following is in effect until August 11, 2014:

All references to “Deutsche Asset & Wealth Management” are replaced by “DWS Investments”.

All Web site references that include “deutschefunds.com” are replaced by “dws‐investments.com”.

All Web site references that include “deutscheliquidity.com” are replaced by “dbadvisorsliquidity.com”.